Details of Significant Accounts - Retained Earnings / Accumulated Deficit - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 TWD ($)
Retained Earnings Accumulated Deficit [Line Items]
Percentage of retained earnings set aside as legal reserve after deducting taxes, duties and prior year accumulated deficit	10.00%
Earnings distributions	$ 0
Bottom of Range
Retained Earnings Accumulated Deficit [Line Items]
Cash dividends as percentage of dividends distributed	10.00%
Top of Range
Retained Earnings Accumulated Deficit [Line Items]
Percentage of accumulated deficit exceeds	50.00%